Cover Page	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	Kestrel Group Ltd
Entity Central Index Key	0002055116
Amendment Flag	false
Entity Incorporation, State or Country Code	D0
Entity File Number	001-42668
Entity Tax Identification Number	98-1833921
Entity Address, Address Line One	11 Bermudiana Road, Suite 1141,
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	298-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	KG
Security Exchange Name	NASDAQ